SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2011
Securities Available For Sale
SECURITIES AVAILABLE FOR SALE

NOTE 2 – SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities with gross unrealized gains and losses, are summarized as follows:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$31,226,753	$517,236	$—	$31,743,989
Corporate bonds	1,949,836	12,444	(123,956)	1,838,324
State and municipal securities	25,063,842	1,329,567	(17,291)	26,376,118
Other securities	3,501	—	—	3,501
Mortgage-backed: residential	25,280,227	425,272	(92,080)	25,613,419

	$83,524,159	$2,284,519	$(233,327)	$85,575,351

	December 31, 2010
U.S. government agency obligations	$41,856,949	$846,029	$(12,585)	$42,690,393
Corporate bonds	2,096,569	43,509	(82,439)	2,057,639
State and municipal securities	17,803,252	358,089	(387,070)	17,774,271
Other securities	3,501	—	—	3,501
Mortgage-backed: residential	15,738,693	362,007	(151,596)	15,949,104

	$77,498,964	$1,609,634	$(633,690)	$78,474,908

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011 and 2010, are summarized as follows:

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Corporate bonds	$—	$—	$576,044	$(123,956)	$576,044	$(123,956)
State and municipal securities	1,448,738	(17,291)	—	—	1,448,738	(17,291)
Mortgage-backed: residential	9,805,765	(92,080)	—	—	9,805,765	(92,080)

	$11,254,503	$(109,371)	$576,044	$(123,956)	$11,830,547	$(233,327)

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency
obligations	$2,486,130	$(12,585)	$—	$—	$2,486,130	$(12,585)
Corporate bonds	—	—	617,561	(82,439)	617,561	(82,439)
State and municipal securities	8,028,070	(387,070)	—	—	8,028,070	(387,070)
Mortgage-backed: residential	8,437,418	(151,596)	—	—	8,437,418	(151,596)

	$18,951,618	$(551,251)	$617,561	$(82,439)	$19,569,179	$(633,690)

Management evaluates the investment portfolio on at least a quarterly basis to determine if investments have suffered an other-than-temporary decline in value. In addition, management monitors market trends, investment grades, bond defaults and other circumstances to identify trends and circumstances that might impact the carrying value of equity securities.

At December 31, 2011, the Company had 13 securities in an unrealized loss position which included: one corporate bond, four state and municipal securities, and eight mortgage-backed securities. These securities had an aggregate depreciation of 1.93% from the Company’s amortized cost basis. The unrealized losses resulted from changes in market interest rates and liquidity, not from changes in the probability of contractual cash flows. While our one corporate bond has been in an unrealized loss position for more than 12 months and is currently at an 18% unrealized loss position, which we believe is interest rate driven, there have been no defaults by the bond issuer to date, and the bond remains above investment grade. The Company does not intend to sell the securities, and it is not more-likely-than-not that the Company will be required to sell the securities prior to recovery of amortized cost. Full collection of the amounts due according to the contractual terms of the securities is expected; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The amortized cost and fair value at December 31, 2011, by contractual maturity, are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid without any penalties. Other securities have no stated maturity. Therefore, stated maturities are not disclosed for these categories.

	Amortized	Fair
	Cost	Value
Due in one year or less	$20,871,215	$21,038,119
Due after one year through five years	16,273,949	16,840,621
Due after five years through ten years	5,663,453	6,070,656
Due after ten years	15,431,814	16,009,035
Mortgage-backed: residential	25,280,227	25,613,419
Other securities	3,501	3,501

	$83,524,159	$85,575,351

Securities with a carrying amount of approximately $78,425,000 and $74,023,000 were pledged to secure deposits as required or permitted by law at December 31, 2011 and 2010, respectively.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity. The Company sold $8,271,072 of securities during 2011 resulting in gross realized gains of $455,048 and gross realized losses of $128. The Company sold $11,852,666 of securities during 2010 resulting in gross realized gains of $663,814 and no realized losses. The tax related to these net realized gains and losses was $161,497 and $235,654 for 2011 and 2010, respectively.